Investment Objectives and Goals - S000012102 [Member]	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary of the Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia Small Cap Value Discovery Fund (the Fund) seeks long-term capital appreciation.